Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related party transactions [abstract]
Related Party Transactions
12.	Related Party Transactions

The Company conducted transactions with senior management, directors and persons or companies related to these individuals, and paid or accrued amounts, as follows:

	Twelve months ended December 31, 2018	Eleven months ended December 31, 2017
Salaries and other short-term benefits	$1,956	$1,898
Other long-term benefits	44	42
Share-based payment (1)	1,680	836
Total	$3,680	$2,776

(1)	Share-based payment represents the amount capitalized or expensed during the period (see Note 10).

There are agreements with key employees, including the President and Chief Executive Officer, containing severance provisions for termination without cause or in the event of a change in control. No other PolyMet director has an agreement providing for benefits upon termination.

As a result of Glencore’s ownership of 28.9% it is also a related party.  In addition to the transactions described in Notes 7, 8, 9 and 16, the Company has entered into a Technical Services Agreement with Glencore whereby the Company reimburses Glencore for NorthMet technical support costs requested under an agreed scope of work, primarily in detailed project design and mineral processing.  During the twelve months ended December 31, 2018, the Company recorded $0.070 million (eleven months ended December 31, 2017 - $nil) for services under this agreement.